Document and Entity Information (USD $)	12 Months Ended
	Sep. 30, 2011	Nov. 17, 2011	Mar. 31, 2011
Document and Entity Information
Entity Registrant Name	HELMERICH & PAYNE INC
Entity Central Index Key	0000046765
Document Type	10-K
Document Period End Date	Sep. 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 7,107,745,833
Entity Common Stock, Shares Outstanding		107,145,588
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY